Revenues - Schedule of Breakdown of Revenues by Geographic Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	683,846	680,259	658,694
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	225,094	255,527	281,793
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	566,069	524,790	454,890
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	482,451	452,770	384,544
Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	435,173	509,378	595,515
Rest of APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	228,809	229,877	192,492
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,050	2,343	2,958
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 12,894	€ 12,314	€ 15,505